Commitment and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitment and Contingencies

(17) Commitment and Contingencies
Off balance sheet arrangements
Our
off-balance
sheet commitments consist of guaranteed minimum payments to local transit municipalities and airport authorities for agreements which entitle us to rent advertising space to customers, in airports and on buses, benches or shelters. These agreements no longer meet the criteria of a lease under ASC 842,
Leases
, adopted on January 1, 2019 and are a result from our normal course of business. The following is a summary of the minimum payments related to these agreements.

2020	$20,621
2021	$16,965
2022	$16,702
2023	$15,614
2024	$14,624
Thereafter	$1,289
Legal matters
The Company is involved in various claims and legal actions arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Company’s consolidated financial position, results of operations, or liquidity.